CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption, par value	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, shares outstanding	41,400,000	41,400,000
Class A ordinary shares subject to possible redemption, price per share	$ 10.06	$ 10.00
Ordinary shares, par value		$ 0.0001
Ordinary shares, shares issued	41,400,000	41,400,000
Ordinary shares, shares outstanding	41,400,000	41,400,000
Class A ordinary shares not subject to possible redemption
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Class B ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	10,350,000	10,350,000
Ordinary shares, shares outstanding	10,350,000	10,350,000